COMBINED AND CONSOLIDATED BALANCE SHEETS (Parenthetical)	Mar. 31, 2019 $ / shares	Mar. 31, 2019 CNY (¥) shares	May 11, 2018 $ / shares shares	Mar. 31, 2018 CNY (¥) shares	Mar. 31, 2017 CNY (¥)
COMBINED AND CONSOLIDATED BALANCE SHEETS
Allowance for doubtful accounts | ¥		¥ 460,428		¥ 294,242	¥ 11,530
Allowance for doubtful accounts, advances to suppliers | ¥		¥ 0		¥ 26,317,009
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.000000001		$ 0.01
Ordinary shares, share authorized (in shares)		1,000,000,000	100	0
Ordinary shares, issued (in shares)		363,572,659		0
Ordinary shares, outstanding (in shares)		363,572,659		0